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                     SUPPLEMENT DATED FEBRUARY 21, 2018 TO

            PROSPECTUS DATED NOVEMBER 3, 2003 (AS SUPPLEMENTED) FOR

         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

                                  THROUGH ITS

                           SEPARATE ACCOUNT NO. 13S

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED) INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

As of February 27, 2018, the following Investment Divisions ("Divisions") will no longer be available for subsequent premium payments or transfers of assets. All references in the prospectus to the Divisions listed below are deleted:

AIM Variable Insurance Funds - Invesco V.I. Government Securities Fund - Series
  I
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund -
  Class I
Fidelity Variable Insurance Products - Freedom 2010 Portfolio - Initial Class Fidelity Variable Insurance Products - Freedom 2015 Portfolio - Initial Class Fidelity Variable Insurance Products - Freedom 2030 Portfolio - Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA
  - Non-Service Shares
Russell Investment Funds - International Developed Markets Fund
Russell Investment Funds - U.S. Small Cap Equity Fund
Russell Investment Funds - U.S. Strategic Equity Fund